Commitments - Letters of credit and guarantees (Details) R$ in Millions, $ in Millions	Mar. 31, 2018 USD ($) aircraft	Mar. 31, 2018 BRL (R$) aircraft	Dec. 31, 2017 USD ($)	Dec. 31, 2017 BRL (R$)
Commitments
Letters of credit issued	$ 173	R$ 573.7	$ 161	R$ 533.2
Related parties guarantees on aircraft held under operating lease agreements, number	3	3